29 Earnings per share (Details Narrative)	1 Months Ended
Oct. 31, 2020 R$ / shares shares
Earnings per share [abstract]
Common Shares Reverse Stock split	3,269,992,034
Common Share No Par Value | R$ / shares
Reverse Stock Split Proportion Ratio	12.1854776946393 to 1
Capital stock	268,351,567
Capital Share No Par Value